Note 15 - Warehouse Credit Facilities - Mortgage Warehouse Credit Facilities (Details) - Warehouse Credit Facilities [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Maximum Capacity	$ 400,000
Carrying value	218,018
Facility A [Member]
Maximum Capacity	275,000
Carrying value	167,004
Facility B [Member]
Maximum Capacity	125,000
Carrying value	$ 51,014